Investment Income - Summary of Impairments and Reversals of Impairment on Investments per Segment (Detail) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure Of Impairments And Reversals Of Impairment On Investments Per Segment [Line Items]
Impairments	€ (6)
Reversals of impairments	3
Wholesale Banking [member]
Disclosure Of Impairments And Reversals Of Impairment On Investments Per Segment [Line Items]
Impairments	(5)
Reversals of impairments	3
Corporate Line Banking [member]
Disclosure Of Impairments And Reversals Of Impairment On Investments Per Segment [Line Items]
Impairments	€ (1)